Debt (Details 1)	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Weighted average interest rates	11.00%
Term loans
Disclosure of detailed information about borrowings [line items]
Weighted average interest rates	18.30%	13.00%
Vehicle loans
Disclosure of detailed information about borrowings [line items]
Weighted average interest rates	4.60%	7.00%